Inspire Faithward Mid Cap Momentum ESG ETF

GLRY

Inspire Faithward Large Cap Momentum ESG ETF

FEVR

Each a Series of Northern Lights Fund Trust IV (the “Funds”)

Supplement dated June 3, 2021

to the Prospectus and Statement of Additional Information (the “SAI”) dated November 28, 2020, as supplemented on April 19, 2021

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Effective June 1, 2021, Inspire (CWM Advisors, LLC) offices are located at 3597 E Monarch Sky Lane, Suite 330, Meridian, ID 83646.

Effective immediately, Aubrey Carlisle no longer serves as Portfolio Manager of the Funds. Therefore, all references to Aubrey Carlisle are removed from the Funds’ Prospectus and SAI.

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You should read this Supplement in conjunction with the Funds' Prospectus and SAI dated November 28, 2020 and Summary Prospectus dated November 28, 2020, as supplemented on April 19, 2021, which provide information that you should know about each Fund before investing. The Funds' Prospectus and SAI have each been filed with the Securities and Exchange Commission and are incorporated by reference. Copies these documents may be obtained without charge by visiting www.inspireetf.com or by calling 1-877-658-9473.